Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments and Risk Management
20.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, receivable from the sale of discontinued operations, convertible debentures, and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest risk arising from these financial instruments. The Company estimates that the fair value of these instruments approximates fair value due to their short term nature.

The Company has classified financial assets and (liabilities) as follows at December 31:

	2020	2019	2018

Fair value through profit or loss, measured at amortized cost:
Cash and cash equivalents	$6,872,894	$1,428,129	$2,567,868
Accounts receivable, measured at amortized cost:
Accounts receivable	$-	$-	$946,944
Receivable from the sale of discontinued operations	$-	$18,000,000	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(1,730,361)	$(1,725,708)	$(3,040,422)
Convertible debentures	$(3,341,246)	$(3,089,033)	$-
Covid-19 government support loans	$(218,151)	$-	$-

Credit Risk

The Company is exposed to credit risk associated with its accounts receivable. The Company has accounts receivable from both governmental and non-governmental agencies. Credit risk is minimized substantially by ensuring the credit worthiness of the entities with which it carries on business. Credit terms are provided on a case by case basis. The Company has not experienced any significant instances of non-payment from its customers.

The Company’s accounts receivable ageing at December 31 was as follows:

	2020	2019	2018

Current	$-	$-	$892,343
31 - 60 days	-	-	34,331
61 - 90 days	-	-	60,885
> 90 days	-	-	-
Expected credit losses (1)	-	-	(40,615)
	$-	$-	$946,944

(1) The Company applies IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss allowance for trade receivables.

Exchange Rate Risk

The functional currency of each of the entities included in the accompanying consolidated financial statements is the local currency where the entity is domiciled. Functional currencies include the US, Singapore and Canadian dollar. Most transactions within the entities are conducted in functional currencies. As such, none of the entities included in the consolidated financial statements engage in hedging activities. The Company is exposed to a foreign currency risk with the Canadian and Singapore dollar. A 10% change in the Canadian and Singapore dollar would increase or decrease other comprehensive loss by $229,088.

Liquidity Risk

The Company currently does not maintain credit facilities. The Company’s existing cash and cash resources are considered sufficient to fund operating and investing activities beyond one year from the issuance of these consolidated financial statements. The Company may, however, need to seek additional financing in the future.